Note 19 - Condensed Parent Company Statements (Details) - Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net income	$ 5,782,696	$ 5,239,707	$ 1,943,859
Items not requiring (providing) cash:
Release of ESOP shares			153,848
Stock award plan expense	242,189	254,508	253,017
Changes in:
Prepaid expenses and other assets	1,006,688	691,294	887,894
Net cash provided by (used in) operating activities	9,499,989	13,824,057	12,257,863
Cash Flows From Financing Activities
Proceeds from issuance of common stock	15,814,312
Cash dividends paid on common and preferred stock	(844,786)	(600,000)	(744,444)
Treasury stock purchased		(106,636)	(25,736)
Repurchase of stock warrants		(2,003,250)
Net cash provided by (used in) financing activities	674,055	(43,099,453)	9,669,616
Increase (Decrease) in cash	190,690	(29,360,205)	15,089,323
Cash, beginning of year	12,493,890	12,303,200	41,663,405
Cash, end of year	12,493,890	12,303,200	41,663,405
Beginning of Period [Member] | Parent Company [Member]
Cash Flows From Financing Activities
Cash, beginning of year	822,196	681,509	781,432
Cash, end of year	822,196	681,509	781,432
End of Period [Member] | Parent Company [Member]
Cash Flows From Financing Activities
Cash, beginning of year	3,882,370	822,196	681,509
Cash, end of year	3,882,370	822,196	681,509
Parent Company [Member]
Cash Flows From Operating Activities
Net income	5,782,696	5,239,707	1,943,859
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	(6,666,682)	(2,161,348)	3,584,658
Deferred income taxes	(17,976)
Release of ESOP shares			153,848
Stock award plan expense	242,189	254,508	253,017
Changes in:
Prepaid expenses and other assets	157,745	(138,119)	147,929
Income taxes payable/refundable	326,287	(390,000)	(435,000)
Accrued expenses	55,519	8,723	9,058
Net cash provided by (used in) operating activities	(120,222)	2,813,470	5,657,369
Cash Flows From Financing Activities
Proceeds from issuance of common stock	15,814,312
Stock options exercised	210,870	9,408	12,388
Cash dividends paid on common and preferred stock	(844,786)	(600,000)	(744,444)
Treasury stock purchased		(106,636)	(25,736)
Repayment of advances from subsidiary		27,695	500
Repurchase of stock warrants		(2,003,250)
Redemption of preferred stock	(12,000,000)		(5,000,000)
Net cash provided by (used in) financing activities	3,180,396	(2,672,783)	(5,757,292)
Increase (Decrease) in cash	3,060,174	140,687	(99,923)
Cash, beginning of year	3,882,370	822,196
Cash, end of year	$ 3,882,370	$ 822,196